Consolidated Statement of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Cash flows from operating activities
Profit for the year	$ 51,670	$ 95,274	$ 216,743
Adjustments for:
Depreciation	9,795	9,110	7,436
Amortization	18,051	18,012	19,809
Impairment of intangible assets			22
Impairment provision for non-financial assets			10,047
Intangible assets written off	1,755	1,481	982
Gain on discontinuation of equity accounted investments	(1,361)
Net gain on de-recognition of property, plant and equipment	(141)	(61)	(132)
Gain on lease modification	(63)	(20)	(12)
Net finance (income) costs	77,607	3,935	(27,672)
Share of (profit) loss of equity-accounted investees	2	64	(52)
Share based payment	22,976	36,018	36,963
Income tax (benefit) expense	26,696	20,616	(123,805)
Operating cash flows before changes in following assets and liabilities	206,987	184,429	140,329
Changes in:
Inventories	(273)	(145)	(195)
Trade and other receivables and contract assets	(22,596)	(52,424)	(25,112)
Other assets	29,736	427	(42,455)
Trade and other payables and contract liabilities and related payables	(32,776)	51,183	42,524
Employee benefits	2,736	2,272	1,705
Other liabilities	3,084	5,092	18,608
Cash generated from operating activities	186,898	190,834	135,404
Income tax paid, net	(4,361)	(5,548)	(9,664)
Net cash generated from operating activities	182,537	185,286	125,740
Cash flows from investing activities
Interest received	23,279	24,747	21,935
Acquisition of property, plant and equipment (refer note (a) below)	(4,511)	(4,473)	(5,904)
Acquisition of intangible assets	(10,015)	(7,289)	(6,920)
Proceeds from sale of property, plant and equipment	1,288	437	389
Redemption of term deposits	347,899	403,195	345,903
Investment in term deposits	(460,902)	(379,211)	(423,612)
Acquisition of subsidiary/business,net of cash acquired (refer note 7(b)-7(d) and note (b) below)	(11,941)	(10,394)	(6,476)
Loan given to equity-accounted investee received back (refer note 37)		24	24
Payment of contingent consideration (refer note 7 (c))	(566)
Investment in equity securities (refer note 9)	(10,300)
Acquisition of other securities measured at fair value through profit or loss	(39)	(73)	(11)
Income tax paid on term deposits	(1,273)	(519)	(918)
Net cash generated from (used in) investing activities	(127,081)	26,444	(75,590)
Cash flows from financing activities
Proceeds from issuance of ordinary shares (refer note 26)	1,656,000
Proceeds from issuance of convertible notes due 2030 (refer note 28)	1,437,500
Payment towards repurchase of own shares (refer note 26)	(3,038,817)
Direct cost incurred in relation to issuance of ordinary shares and convertible notes due 2030	(57,933)
Repurchase of convertible notes (refer note 28)	(4,642)
Repurchase of treasury shares (refer note 26)	(91,729)	(21,722)
Acquisition of non-controlling interest (refer note 7(a))			(7,427)
Settlement of share based arrangement (refer note 33 (d) (i))		(122)
Proceeds from issuance of shares on exercise of share based awards	1,328	7,009	5,995
Proceeds from bank loans (refer note 28)			2,114
Repayment of bank loans (refer note 28)	(1,778)	(1,455)	(1,009)
Payment of principal portion of lease liabilities (refer note 28)	(4,688)	(3,763)	(3,105)
Interest paid, including finance and other charges (refer note 16 and 28)	(2,646)	(2,838)	(2,804)
Net cash used in financing activities	(107,405)	(22,891)	(6,236)
Net increase (decrease) in cash and cash equivalents	(51,949)	188,839	43,914
Cash and cash equivalents at beginning of the year	508,362	327,065	284,018
Effect of exchange rate fluctuations on cash held	(32,409)	(7,542)	(867)
Cash and cash equivalents at end of the year (refer note 22)	424,004	508,362	$ 327,065
Supplementary information: non-cash transactions
(a) Property, plant and equipment acquired through secured bank loans (refer note 28)	$ 1,201	2,435
(b) Transfer of right to receive collection from trade receivables used to settle purchase consideration (refer note 7 (c))		$ 803